UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2020 to December 31, 2020

Date of Report (Date of earliest event reported): February 8, 2021

Commission File Number of securitizer: 025-00549

Central Index Key Number of securitizer: 0001542089

SCSP Corp.

(Exact name of securitizer as specified in its charter)

Peter Stoughton     (213) 533-3773

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

EXPLANATORY NOTE

This Form ABS-15G/A amends and restates in its entirety the Form ABS-15G filed on February 4, 2021 (SEC Accession Number: 0001172804-21-000002) (the “Original Form ABS-15G”) to correct the dates set forth in the Original Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 8, 2021

SCSP Corp.
(Securitizer)

By:	/s/ Stewart R. Polakov
Name:	Stewart R. Polakov
Title:	Senior Vice President